INTANGIBLE ASSETS (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,272,000		$ 4,579,000	$ 3,584,000
Impairment of Intangible Assets, Finite-lived			$ 2,100,000	0
Finite-Lived Intangible Assets, Remaining Amortization Period			4 years 7 months 6 days
Patents And Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	4,600,000		$ 12,300,000
Intangible Assets, Gross (Excluding Goodwill), Total	12,378,000		12,378,000	12,378,000	$ 12,275,000
Amortization of Intangible Assets	$ 166,000	$ 200,000	665,000	664,000
Amortization Of Intangible Assets Accumulated Amortization			$ 100,000
Patents And Licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	18 years 6 months		18 years 6 months
Patents And Licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Finite-lived			$ 2,100,000	0
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	6 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 6,100,000		7,200,000
Intangible Assets, Gross (Excluding Goodwill), Total	18,647,000		18,647,000	16,455,000	$ 14,788,000
Amortization of Intangible Assets	$ 1,106,000	$ 800,000	$ 3,914,000	$ 2,920,000